Management of financial risks - Information about the credit risk (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Credit Risk [line items]
Trade receivables	€ 6,018	€ 3,382
Non-due
Disclosure Of Credit Risk [line items]
Trade receivables	4,513	1,664
Less than 30 days
Disclosure Of Credit Risk [line items]
Trade receivables	115
31-60 days
Disclosure Of Credit Risk [line items]
Trade receivables	285
61-90 days
Disclosure Of Credit Risk [line items]
Trade receivables	308	491
More than 91 days
Disclosure Of Credit Risk [line items]
Trade receivables	€ 797	€ 1,227